Payden Absolute Return Bond Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (28%
)
1,400,000 AIMCO CLO 2018-BA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.79%, 4/16/37 (a)(b) $ 1,404
2,030,000 American Credit Acceptance Receivables Trust
2024-3 144A, 5.73%, 7/12/30 (a) 2,040
900,000 American Credit Acceptance Receivables Trust
2024-3 144A, 6.04%, 7/12/30 (a) 912
1,450,000 Apidos CLO XII 2013-12A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.450%),
6.75%, 4/15/31 (a)(b) 1,450
800,000 Apidos CLO XXXII 2019-32A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.78%, 1/20/33 (a)(b) 800
1,700,000 ARES CLO Ltd. 2022-ALF3A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.600%), 6.85%, 7/25/36  1,700
800,043 Ares Euro CLO 11X, (3 mo. EURIBOR +
0.770%), 4.46%, 4/15/32 EUR (b)(c)(d) 864
2,200,000 Ares LXV CLO Ltd. 2022-65A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 7.28%, 7/25/34 (a)(b) 2,201
900,000 Avoca CLO XXIX DAC 29A 144A, (3 mo.
EURIBOR + 1.480%), 5.41%, 4/15/37 EUR (a)
(b)(d) 978
1,700,000 Bain Capital Credit CLO 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.550%), 6.84%, 10/17/32 (a)(b) 1,700
3,300,000 Bridgepoint CLO 2 DAC 2A 144A, (3 mo.
EURIBOR + 0.900%), 4.59%, 4/15/35 EUR (a)
(b)(d) 3,556
2,200,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.382%), 6.66%, 7/18/34 (a)(b) 2,202
3,000,000 CARLYLE U.S. CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.402%), 6.70%, 4/15/34 (a)(b) 3,007
1,558,711 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,530
1,181,250 CARS-DB4 LP 2020-1A 144A, 3.19%,
2/15/50 (a) 1,159
1,000,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 936
970,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 859
1,909,317 Cedar Funding VII CLO Ltd. 2018-7A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.262%), 6.54%, 1/20/31 (a)(b) 1,912
2,000,000 Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.600%),
6.88%, 1/20/37 (a)(b) 2,012
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(d) 2,180
700,000 Cumulus Static CLO DAC 2024-1A 144A, (3
mo. EURIBOR + 1.900%), 5.73%, 11/15/33
EUR (a)(b)(d) 759
2,395,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 2,190
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 1,054
2,000,000 Diamond Issuer LLC 2021-1A 144A, 3.79%,
11/20/51 (a) 1,728
Principal
or Shares Security Description
Value
(000)
1,039,500 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) $ 1,019
1,254,500 Driven Brands Funding LLC 2020-2A 144A,
3.24%, 1/20/51 (a) 1,165
650,000 Dryden 39 Euro CLO DAC 2015-39A 144A,
(3 mo. EURIBOR + 0.950%), 4.64%, 4/15/35
EUR (a)(b)(d) 700
3,700,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.712%), 7.01%, 4/15/29 (a)(b) 3,701
3,000,000 Exeter Automobile Receivables Trust 2022-1A
144A, 5.02%, 10/15/29 (a) 2,875
2,500,000 Exeter Automobile Receivables Trust 2022-2A
144A, 6.34%, 10/15/29 (a) 2,466
1,900,000 Exeter Automobile Receivables Trust 2022-4A
144A, 8.23%, 3/15/30 (a) 1,927
53 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (e) 3,866
2,700,000 Flagship Credit Auto Trust 2021-3 144A,
3.32%, 12/15/28 (a) 2,277
110 Flagship Credit Auto Trust , 0.00%, 3/15/29 (e) 675
3,500,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 3,270
2,323,352 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 7.19%, 2/23/39 (a)(b) 2,304
3,100,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 7.59%, 2/23/39 (a)(b) 3,033
3,600,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.670%), 6.95%,
1/20/34 (a)(b) 3,622
2,800,000 GoldentTree Loan Management U.S. CLO Ltd.
2021-9A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.500%), 6.78%, 4/20/37 (a)
(b) 2,826
2,300,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.514%), 7.84%, 9/15/37 (a)(b) 2,269
2,000,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.864%), 8.19%, 9/15/37 (a)(b) 1,905
1,000,000 Grippen Park CLO Ltd. 2017-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.912%), 7.19%, 1/20/30 (a)(b) 1,002
250,000 Henley CLO I DAC 1A 144A, (3 mo. EURIBOR
+ 0.950%), 4.64%, 7/25/34 EUR (a)(b)(d) 271
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 775
2,408,426 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,727
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 9.81%, 2/26/29 (a) 1,539
1,300,000 Jubilee CLO DAC 2017-19X, (3 mo. EURIBOR
+ 1.250%), 4.94%, 7/25/30 EUR (b)(c)(d) 1,395
2,750,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
6.79%, 2/17/39 (a)(b) 2,735
2,700,000 Madison Park Funding Ltd. 2022-57A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.280%), 6.38%, 7/27/34  2,700

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
900,000 Man GLG Euro CLO IV DAC 4X, (3 mo.
EURIBOR + 1.050%), 4.88%, 5/15/31 EUR (b)
(c)(d) $ 975
2,591,333 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (a) 2,412
2,300,000 OCP CLO Ltd. 2014-6A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.900%),
7.19%, 10/17/30 (a)(b) 2,303
2,500,000 Palmer Square Loan Funding Ltd. 2024-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.650%), 6.99%, 8/08/32 (a)(b) 2,500
1,800,000 Providus CLO IV DAC 4A 144A, (3 mo.
EURIBOR + 0.820%), 4.51%, 4/20/34 EUR (a)
(b)(d) 1,943
3,350,000 Rad CLO Ltd. 2020-7A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.350%),
6.64%, 4/17/36 (a)(b) 3,362
1,350,000 Regatta XIII Funding Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.80%, 7/15/31 (a)(b) 1,350
1,057,832 Regatta XIV Funding Ltd. 2018-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 6.38%, 10/25/31 (a)(b) 1,058
2,600,000 RR Ltd. 2022-24A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.730%), 7.03%,
1/15/36 (a)(b) 2,610
3,400,000 RRE Loan Management DAC 16A 144A, (3
mo. EURIBOR + 1.680%), 5.37%, 10/15/36
EUR (a)(b)(d) 3,707
565,077 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (a) 564
335,515 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 7.38%, 5/15/32 (a) 337
1,300,000 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 9.97%, 5/15/32 (a) 1,350
2,995,000 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 11.91%, 8/16/32 (a) 3,128
449,005 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 11.37%, 12/15/32 (a) 460
2,700,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (a) 3,011
100 Santander Consumer Auto Receivables Trust
2021-B , 0.00%, 3/15/29 (e) 2,284
100 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (e) 1,178
25,600 Santander Drive Auto Receivables Trust 2023-S1
144A, 0.00%, 4/18/28 (a)(e) 5,465
645,413 Santander Drive Auto Receivables Trust 2023-S1
144A, 8.14%, 4/18/28 (a) 651
1,860,541 Santander Drive Auto Receivables Trust 2023-S1
144A, 10.40%, 4/18/28 (a) 1,871
2,400,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 2,300
550,000 Stack Infrastructure Issuer LLC 2023-1A 144A,
5.90%, 3/25/48 (a) 556
2,000,000 Stack Infrastructure Issuer LLC 2023-2A 144A,
5.90%, 7/25/48 (a) 2,028
2,900,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 2,883
1,056,901 Tikehau CLO IV DAC 4A 144A, (3 mo.
EURIBOR + 0.900%), 4.59%, 10/15/31
EUR (a)(b)(d) 1,143
Principal
or Shares Security Description
Value
(000)
1,846,862 Toro European CLO 6X, (3 mo. EURIBOR +
0.920%), 4.62%, 1/12/32 EUR (b)(c)(d) $ 2,000
85 United Auto Credit Securitization Trust 2022-2 ,
0.00%, 4/10/29 (e) —
6,000,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 5,736
2,300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 2,129
1,900,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
5.59%, 5/15/54 (a) 1,931
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
6.64%, 5/15/54 (a) 1,026
433,632 Vibrant CLO VII Ltd. 2017-7A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.302%), 6.58%, 9/15/30 (a)(b) 434
3,317,038 VMC Finance LLC 2022-FL5 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900%), 7.24%, 2/18/39 (a)(b) 3,322
2,025,000 Westlake Automobile Receivables Trust 2023-
4A 144A, 7.19%, 7/16/29 (a) 2,097
2,425,000 Zaxbys Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 2,198
Total Asset Backed (Cost - $169,406)
164,479
Bank Loans(f) (2%
)
598,495 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 9.83%,
2/01/29  604
1,200,000 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 11.07%, 6/29/29  1,203
1,844,993 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 9.09%, 4/26/28  1,858
700,000 Fortress Intermediate 3 Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 9.10%, 6/27/31  701
950,000 Iron Mountain Information Management LLC
Term Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 7.34%, 1/31/31  949
1,405,163 McGraw-Hill Education Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.35%, 7/28/28  1,410
1,466,325 MIC Glen LLC Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
9.71%, 7/21/28  1,475
675,000 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 9.83%, 7/01/31  651
1,376,550 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 10.09%, 4/25/31  1,389
1,050,000 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 10.09%, 6/21/29  1,047
Total Bank Loans (Cost - $11,210)
11,287
Corporate Bond (34%
)
Financial  (16%)
620,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(g) 570
1,530,000 American Express Co. , (Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (b) 1,557

Principal
or Shares Security Description
Value
(000)
1,100,000 American Homes 4 Rent LP , 5.50%, 2/01/34  $ 1,108
1,250,000 American Tower Corp. , 3.90%, 5/16/30 EUR (d) 1,378
850,000 Ares Capital Corp. , 5.95%, 7/15/29  853
525,000 Avis Budget Finance PLC , 7.00%, 2/28/29
EUR (c)(d) 561
1,700,000 Banco Bilbao Vizcaya Argentaria SA , (3 mo.
EURIBOR + 1.700%), 4.63%, 1/13/31 EUR (b)
(c)(d) 1,936
1,300,000 Banco de Sabadell SA , (1Year Euribor Swap Rate
+ 2.400%), 5.25%, 2/07/29 EUR (b)(c)(d) 1,482
1,010,000 Banco Mercantil del Norte SA , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.643%), 5.88% (b)(c)(g)(h) 968
1,550,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.220%), 2.30%, 7/21/32 (b) 1,302
925,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.452%),
7.70%, 5/26/84 (b) 954
475,000 BBVA Bancomer SA , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.661%), 8.45%, 6/29/38 (b)(c) 502
1,350,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,342
900,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  861
1,500,000 BPCE SA , 3.88%, 1/11/29 EUR (c)(d) 1,646
1,225,000 CaixaBank SA 144A, (U.S. Secured Overnight
Financing Rate + 1.780%), 5.67%, 3/15/30 (a)
(b) 1,249
2,175,000 Citigroup Inc. , (3 mo. Term Secured Overnight
Financing Rate + 1.652%), 3.67%, 7/24/28 (b) 2,102
1,700,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 1,477
2,850,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 2,916
1,500,000 Deutsche Bank AG , (3 mo. EURIBOR +
1.500%), 4.13%, 4/04/30 EUR (b)(c)(d) 1,647
725,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(d) 759
800,000 Essex Portfolio LP , 5.50%, 4/01/34  814
375,000 Franklin BSP Capital Corp. 144A, 7.20%,
6/15/29 (a) 382
575,000 Freedom Mortgage Holdings LLC 144A, 9.13%,
5/15/31 (a) 566
2,000,000 FS KKR Capital Corp. , 1.65%, 10/12/24  1,981
1,600,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 1,585
3,050,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 2,665
2,075,000 HSBC Holdings PLC , (3 mo. EURIBOR +
0.777%), 0.64%, 9/24/29 EUR (b)(c)(d) 2,005
750,000 Hyundai Capital America 144A, 6.10%,
9/21/28 (a) 781
2,100,000 ING Groep NV , (3 mo. EURIBOR + 0.700%),
0.25%, 2/01/30 EUR (b)(c)(d) 1,971
2,500,000 Intesa Sanpaolo SpA , 1.35%, 2/24/31 EUR (c)(d) 2,348
1,200,000 JAB Holdings BV , 5.00%, 6/12/33 EUR (c)(d) 1,413
3,675,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.450%), 5.30%, 7/24/29 (b) 3,741
1,850,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.750%), 4.57%, 6/14/30 (b) 1,830
1,450,000 Jyske Bank A/S , (ICE 1Year Euribor Swap Fix +
1.750%), 5.00%, 10/26/28 EUR (b)(c)(d) 1,634
2,100,000 KBC Group NV , (3 mo. EURIBOR + 0.600%),
0.13%, 1/14/29 EUR (b)(c)(d) 2,037
Principal
or Shares Security Description
Value
(000)
1,300,000 Kite Realty Group LP , 5.50%, 3/01/34  $ 1,306
1,300,000 Klepierre SA , 3.88%, 9/23/33 EUR (c)(d) 1,414
1,375,000 Main Street Capital Corp. , 6.50%, 6/04/27  1,396
1,125,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.730%), 5.12%, 2/01/29 (b) 1,136
1,850,000 Morgan Stanley , (3 mo. EURIBOR + 1.304%),
4.66%, 3/02/29 EUR (b)(d) 2,088
975,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.590%), 5.16%, 4/20/29 (b) 985
1,150,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (d)(h) 1,263
1,225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 EUR (d) 1,045
525,000 Nationstar Mortgage Holdings Inc. 144A,
6.00%, 1/15/27 (a) 522
675,000 NNN REIT Inc. , 5.50%, 6/15/34  685
1,275,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
6/30/29 EUR (b)(c)(d) 1,512
1,800,000 Sagax AB , 4.38%, 5/29/30 EUR (c)(d) 1,993
4,000,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,688
2,200,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (a) 2,257
975,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 920
1,350,000 Sun Communities Operating LP , 5.50%, 1/15/29  1,371
2,725,000 Synchrony Bank , 5.40%, 8/22/25  2,719
1,350,000 UBS Group AG , (ICE 1Year Euribor Swap Fix +
4.950%), 7.75%, 3/01/29 EUR (b)(c)(d) 1,665
1,250,000 UBS Group AG 144A, (1-Year SOFR ICE Swap
Rate + 1.340%), 5.62%, 9/13/30 (a)(b) 1,279
1,775,000 UniCredit SpA , (3 mo. EURIBOR + 1.600%),
4.45%, 2/16/29 EUR (b)(c)(d) 1,982
567,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (b) 566
4,325,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.740%), 5.57%, 7/25/29 (b) 4,430
2,200,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.790%), 6.30%, 10/23/29 (b) 2,317
1,950,000 Westpac Banking Corp. , (5 yr. Euro Swap +
1.050%), 0.77%, 5/13/31 EUR (b)(c)(d) 1,991
93,453
Industrial  (12%)
875,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 803
925,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a) 347
675,000 Amentum Escrow Corp. 144A, 7.25%,
8/01/32 (a) 688
375,000 ams-OSRAM AG , 10.50%, 3/30/29 EUR (c)
(d)(h) 427
400,000 ams-OSRAM AG 144A, 12.25%, 3/30/29 (a) 423
900,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 901
1,025,000 Autostrade per l'Italia SpA , 4.25%, 6/28/32
EUR (c)(d) 1,125
1,700,000 Ayvens SA , 4.88%, 10/06/28 EUR (c)(d) 1,940
875,000 Bausch + Lomb Corp. 144A, 8.38%,
10/01/28 (a) 900
750,000 BE Semiconductor Industries NV 144A, 4.50%,
7/15/31 EUR (a)(d) 811
2,875,000 Boeing Co. , 5.04%, 5/01/27  2,856
1,000,000 Boeing Co. 144A, 6.39%, 5/01/31 (a) 1,044
1,000,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (a)(h) 1,024
2,250,000 Broadcom Inc. 144A, 4.00%, 4/15/29 (a) 2,180
1,700,000 Broadcom Inc. , 5.05%, 7/12/29  1,721

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
825,000 Centene Corp. , 3.38%, 2/15/30  $ 744
140,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 135
990,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (c) 951
2,450,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.30%,
2/01/32  1,937
725,000 Choice Hotels International Inc. , 5.85%, 8/01/34  729
1,200,000 CRH America Finance Inc. , 5.40%, 5/21/34  1,221
1,200,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 1,188
1,550,000 easyJet PLC , 3.75%, 3/20/31 EUR (c)(d) 1,675
1,300,000 Elis SA , 3.75%, 3/21/30 EUR (c)(d) 1,412
900,000 Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (a)
(d) 939
1,200,000 Ford Motor Credit Co. LLC , 6.80%, 11/07/28  1,259
1,100,000 HCA Inc. , 5.88%, 2/01/29  1,138
2,050,000 Hyundai Capital America 144A, 2.10%,
9/15/28 (a) 1,835
950,000 Hyundai Capital America 144A, 5.70%,
6/26/30 (a) 983
1,475,000 IHG Finance LLC , 4.38%, 11/28/29 EUR (c)(d) 1,661
1,800,000 International Consolidated Airlines Group SA ,
3.75%, 3/25/29 EUR (c)(d)(h) 1,932
1,975,000 Jabil Inc. , 4.25%, 5/15/27  1,940
400,000 JBS USA Holding Lux Sarl/JBS USA Food Co./
JBS Lux Co. Sarl , 5.75%, 4/01/33  402
1,250,000 LKQ Dutch Bond BV , 4.13%, 3/13/31 EUR (d) 1,372
1,325,000 Micron Technology Inc. , 5.30%, 1/15/31  1,349
700,000 Millicom International Cellular SA , 4.50%,
4/27/31 (c) 615
1,100,000 Minerva Luxembourg SA , 8.88%, 9/13/33 (c) 1,161
1,065,000 NBM U.S. Holdings Inc. , 7.00%, 5/14/26 (c) 1,069
3,760,000 Open Text Corp. 144A, 6.90%, 12/01/27 (a) 3,905
575,000 Organon & Co/Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (a) 598
1,350,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.88%, 11/15/27 (a) 1,388
2,275,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.25%, 7/01/29 (a) 2,304
1,700,000 Rentokil Initial PLC , 0.50%, 10/14/28 EUR (c)
(d) 1,701
700,000 Sitios Latinoamerica SAB de CV , 5.38%,
4/04/32 (c)(h) 663
800,000 Standard Building Solutions Inc. 144A, 6.50%,
7/30/32 (a)(d) 802
400,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (a) 427
850,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (a) 879
1,500,000 Tesco Corporate Treasury Services PLC , 4.25%,
2/27/31 EUR (c)(d) 1,684
1,225,000 Universal Music Group NV , 4.00%, 6/13/31
EUR (c)(d) 1,369
675,000 Vale Overseas Ltd. , 6.40%, 6/28/54  675
575,000 Verde Purchaser LLC 144A, 10.50%,
11/30/30 (a) 612
1,650,000 Verisk Analytics Inc. , 5.25%, 6/05/34  1,667
2,545,000 VMware LLC , 1.80%, 8/15/28  2,269
1,550,000 Volvo Treasury AB , 3.63%, 5/25/27 EUR (c)(d) 1,698
1,500,000 Warnermedia Holdings Inc. , 4.28%, 3/15/32  1,302
68,780
Principal
or Shares Security Description
Value
(000)
Utility  (6%)
1,225,000 Alliant Energy Finance LLC 144A, 5.95%,
3/30/29 (a) $ 1,277
1,600,000 American Electric Power Co. Inc. , 5.20%,
1/15/29  1,622
528,872 Borr IHC Ltd./Borr Finance LLC 144A, 10.00%,
11/15/28 (a) 555
1,425,000 CITGO Petroleum Corp. 144A, 6.38%,
6/15/26 (a) 1,427
1,100,000 Diamondback Energy Inc. , 5.40%, 4/18/34  1,114
283,000 Ecopetrol SA , 5.38%, 6/26/26  280
670,000 Ecopetrol SA , 8.38%, 1/19/36  667
2,325,000 Enel Finance International NV , 3.88%, 3/09/29
EUR (c)(d) 2,593
875,000 Energy Transfer LP , 5.55%, 5/15/34  883
700,000 Energy Transfer LP , 6.05%, 9/01/54  702
1,600,000 EQM Midstream Partners LP 144A, 7.50%,
6/01/30 (a) 1,728
1,700,000 Eskom Holdings SOC Ltd. , 7.13%, 2/11/25 (c) 1,701
695,000 Geopark Ltd. , 5.50%, 1/17/27 (c)(h) 653
2,225,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 2,236
975,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.88%, 5/15/34 (a) 971
1,500,000 Kosmos Energy Ltd. , 7.75%, 5/01/27 (c) 1,475
1,900,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (a) 1,899
475,000 NextEra Energy Operating Partners LP 144A,
7.25%, 1/15/29 (a)(d)(h) 494
1,075,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  1,161
1,275,000 Permian Resources Operating LLC 144A, 6.25%,
2/01/33 (a) 1,286
1,400,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(d) 1,469
700,000 Petroleos Mexicanos , 3.75%, 4/16/26 EUR (c)(d) 723
750,000 Petroleos Mexicanos , 4.88%, 2/21/28 EUR (c)(d) 750
1,075,000 Petroleos Mexicanos , 8.75%, 6/02/29  1,068
335,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 342
631,000 Vistra Operations Co. LLC 144A, 5.13%,
5/13/25 (a) 629
775,000 Vistra Operations Co. LLC 144A, 6.88%,
4/15/32 (a)(d) 798
900,000 Vistra Operations Co. LLC 144A, 6.95%,
10/15/33 (a) 978
1,325,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a) 1,338
32,819
Total Corporate Bond (Cost - $192,278)
195,052
Foreign Government (8%
)
525,000 Angolan Government International Bond ,
8.00%, 11/26/29 (c) 476
1,750,000 Bank Gospodarstwa Krajowego 144A, 5.75%,
7/09/34 (a) 1,807
123,000,000 Brazil Letras do Tesouro Nacional , 10.25%,
10/01/24 BRL (d)(e) 21,371
815,000 Brazilian Government International Bond ,
6.13%, 3/15/34  803
1,120,000 Colombia Government International Bond ,
3.88%, 4/25/27  1,067
600,000 Colombia Government International Bond ,
4.50%, 3/15/29  557
1,785,000 Colombia Government International Bond ,
3.00%, 1/30/30  1,493

Principal
or Shares Security Description
Value
(000)
1,310,000 Dominican Republic International Bond , 5.95%,
1/25/27 (c) $ 1,314
1,200,000 Dominican Republic International Bond 144A,
7.05%, 2/03/31 (a) 1,263
800,000 Dominican Republic International Bond , 7.05%,
2/03/31 (c) 842
1,390,000 Guatemala Government Bond , 4.38%,
6/05/27 (c) 1,338
2,150,000 Guatemala Government Bond 144A, 6.05%,
8/06/31 (a) 2,159
2,995,000 Hungary Government International Bond ,
6.13%, 5/22/28 (c) 3,077
250,000 Hungary Government International Bond ,
4.25%, 6/16/31 EUR (c)(d) 271
1,950,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (c) 1,918
700,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 EUR (c)(d) 643
915,000 Nigeria Government International Bond , 6.13%,
9/28/28 (c) 805
1,745,000 Panama Government International Bond , 3.88%,
3/17/28  1,641
400,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (c) 375
900,000 Republic of Uzbekistan International Bond ,
3.70%, 11/25/30 (c) 749
820,000 Romanian Government International Bond ,
6.63%, 9/27/29 EUR (c)(d) 963
697,851 Zambia Government International Bond , 5.75%,
6/30/33 (c) 612
Total Foreign Government (Cost - $46,644)
45,544
Mortgage Backed (19%
)
30,843 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 0.944%), 6.28%, 12/18/37 (a)(b) 31
3,000,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.964%), 8.29%, 9/15/36 (a)(b) 2,947
2,310,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.214%), 7.54%, 10/15/37 (a)(b) 2,293
1,260,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.864%), 8.19%, 10/15/37 (a)(b) 1,241
789,064 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.464%), 7.79%, 6/15/38 (a)(b) 783
2,450,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 6.97%,
2/15/41 (a)(b) 2,437
700,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.064%),
7.40%, 2/15/38 (a)(b) 546
3,600,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
7.50%, 2/15/38 (a)(b) 2,533
799,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.547%), 8.88%, 12/15/37 (a)(b) 786
15,018,727 Cantor Commercial Real Estate Lending 2019-
CF1, 1.12%, 5/15/52 (i) 550
Principal
or Shares Security Description
Value
(000)
1,965,981 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.880%), 8.21%, 11/15/37 (a)(b) $ 1,962
1,867,682 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
3.607%), 8.93%, 11/15/37 (a)(b) 1,868
2,640,011 Connecticut Avenue Securities Trust 2019-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.214%), 9.56%,
9/25/31 (a)(b) 2,807
1,771,636 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.61%,
11/25/39 (a)(b) 1,803
1,900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 9.11%,
2/25/40 (a)(b) 2,018
2,292,987 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.550%), 6.90%,
10/25/41 (a)(b) 2,309
4,175,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.100%), 8.45%,
10/25/41 (a)(b) 4,307
1,475,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150%), 8.50%,
12/25/41 (a)(b) 1,528
2,600,000 Connecticut Avenue Securities Trust 2022-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.500%), 8.85%,
3/25/42 (a)(b) 2,741
1,083,975 Connecticut Avenue Securities Trust 2022-
R07 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.950%), 8.30%,
6/25/42 (a)(b) 1,121
1,220,593 Connecticut Avenue Securities Trust 2023-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 7.85%,
4/25/43 (a)(b) 1,246
1,651,245 Connecticut Avenue Securities Trust 2023-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 7.65%,
5/25/43 (a)(b) 1,696
910,600 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700%), 7.05%,
7/25/43 (a)(b) 917
1,100,000 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.700%), 8.05%,
7/25/43 (a)(b) 1,151
1,600,000 Connecticut Avenue Securities Trust 2023-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 7.85%,
10/25/43 (a)(b) 1,654
3,000,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 7.15%,
1/25/44 (a)(b) 3,030

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,700,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.700%), 8.05%,
1/25/44 (a)(b) $ 2,765
966,081 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 6.45%,
2/25/44 (a)(b) 967
1,900,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 7.15%,
2/25/44 (a)(b) 1,915
2,750,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 7.85%,
2/25/44 (a)(b) 2,818
1,500,000 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 7.30%,
3/25/44 (a)(b) 1,515
1,450,000 Connecticut Avenue Securities Trust 2024-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 7.00%,
5/25/44 (a)(b) 1,460
1,736,149 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. Term Secured Overnight Financing Rate +
2.296%), 7.63%, 5/15/35 (a)(b) 1,702
3,106,793 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. Term Secured Overnight Financing Rate +
2.796%), 8.13%, 5/15/35 (a)(b) 3,034
2,628,608 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.964%), 8.29%, 7/15/38 (a)(b) 2,629
2,945,854 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.814%), 9.14%, 7/15/38 (a)(b) 2,953
2,500,000 Fannie Mae Connecticut Avenue Securities
2018-C01, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.664%), 9.01%,
7/25/30 (b) 2,670
4,332,533 FN CB6096 30YR , 6.00%, 4/01/53  4,414
1,943,803 FN CB7340 30YR , 6.00%, 10/01/53  1,977
4,467,753 FN MA4919 30YR , 5.50%, 2/01/53  4,478
303,572 FN MA5072 30YR , 5.50%, 7/01/53  304
4,100,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400%), 8.75%,
10/25/41 (a)(b) 4,256
925,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.650%), 9.00%,
11/25/41 (a)(b) 964
1,470,479 Freddie Mac STACR REMIC Trust 2023-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 7.45%,
3/25/43 (a)(b) 1,501
1,118,655 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 7.20%,
11/25/43 (a)(b) 1,133
Principal
or Shares Security Description
Value
(000)
2,417,941 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 7.20%,
11/25/43 (a)(b) $ 2,452
2,202,995 Freddie Mac STACR REMIC Trust 2024-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.350%), 6.70%,
2/25/44 (a)(b) 2,212
1,881,021 Freddie Mac STACR REMIC Trust 2024-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250%), 6.60%,
3/25/44 (a)(b) 1,885
3,028,546 Freddie Mac STACR REMIC Trust 2024-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 6.55%,
5/25/44 (a)(b) 3,036
2,645,752 Freddie Mac STACR REMIC Trust 2024-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250%), 6.60%,
5/25/44 (a)(b) 2,652
2,700,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 4.800%), 10.15%,
10/25/50 (a)(b) 3,114
830,626 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 7.85%,
3/25/52 (a)(b) 845
1,274,623 Frost CMBS DAC 2021-1A 144A, (Sterling
Overnight Index Average + 2.900%), 8.13%,
11/20/33 GBP (a)(b)(d) 1,596
49,934 JP Morgan Mortgage Trust 2017-5 144A,
5.48%, 10/26/48 (a)(i) 50
3,946,462 LCCM 2017-LC26 144A, 1.52%, 7/12/50 (a)(i) 127
848,734 TTAN 2021-MHC 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.514%), 7.84%,
3/15/38 (a)(b) 839
5,021,515 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.91%, 8/15/51 (i) 117
Total Mortgage Backed (Cost - $110,685)
108,685
U.S. Treasury (7%
)
27,172,570 U.S. Treasury Inflation Indexed Notes , 2.38%,
10/15/28  27,868
10,000,000 U.S. Treasury Note , 4.63%, 6/30/26  10,059
1,800,000 U.S. Treasury Note , 4.38%, 7/31/26  1,804
Total U.S. Treasury (Cost - $38,920)
39,731
Investment Company (4%
)
16,256,490 Payden Cash Reserves Money Market Fund* 16,256
1,615,244 Payden Emerging Markets Local Bond Fund* 7,447
Total Investment Company (Cost - $23,825)
23,703
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $483) 489
Purchase Options  (0%
)
Total Purchase Options (Cost - $535) 323
Total Investments, Before Written Swaptions and Written
Options
(Cost - $593,986) (102%)
589,293
Written Swaptions  (0%)
Total Written Swaptions (Cost - $(143)) (162)
Written Options  (0%)

Principal
or Shares Security Description
Value
(000)
Total Written Options (Cost - $(146)) $ (114)
Total Investments (Cost - $593,697) (102%)
589,017
Liabilities in excess of Other Assets (-2%)
(11,500)
Net Assets (100%) $ 577,517
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Principal in foreign currency.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $5,995 and the total market value of the collateral held by the Fund is $6,290. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.1%
3 Month SOFR 3,242 $ 203 $ 95 09/13/2024 $ 203 Put
3EU4P 5100 Index 118 114 5100 09/20/2024 114 Put
S&P 500 Index 40 6 4800 08/16/2024 6 Put
Total Purchase Options
$323
Written Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
3EU4P 5000 Index 157 (114) 5000 09/20/2024 $(114) Put
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.1%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 42 Index), Pay 0.525%
Quarterly, Receive upon credit default Citibank, N.A. $ 92,000 09/18/2024 $ 489 Put
Written Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Written Swaptions - (0.0%)
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 42 Index), Pay 0.155%
Quarterly, Receive upon credit default Citibank, N.A. 92,000 09/18/2024 (162) Put

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 5,250
USD  5,644 HSBC Bank USA, N.A. 08/22/2024 $ 43
GBP 190
USD  240 Barclays Bank PLC 09/26/2024 4
JPY 880,700
USD  5,670 HSBC Bank USA, N.A. 08/22/2024 229
USD 2,104
EUR  1,930 BNP PARIBAS 08/22/2024 13
USD 2,515
CAD  3,437 Citibank, N.A. 09/26/2024 22
USD 8,507
AUD  12,791 HSBC Bank USA, N.A. 08/22/2024 137
USD 22,283
BRL  121,977 HSBC Bank USA, N.A. 09/12/2024 814
USD 2,108
EUR  1,941 State Street Bank & Trust Co. 08/22/2024 5
ZAR 31,382
USD  1,682 BNP PARIBAS 08/22/2024 38
1,305
Liabilities:
AUD 12,791 USD  8,401 HSBC Bank USA, N.A. 08/22/2024 (31)
EUR 3,750 USD  4,080 Citibank, N.A. 09/26/2024 (11)
GBP 4,418 USD  5,728 BNP PARIBAS 08/22/2024 (47)
USD 5,604 GBP  4,418 Barclays Bank PLC 08/22/2024 (76)
USD 3,019 GBP  2,378 Barclays Bank PLC 09/26/2024 (40)
USD 1,671 ZAR  31,382 BNP PARIBAS 08/22/2024 (49)
USD 520 EUR  480 Citibank Na 09/26/2024 (1)
USD 9,753 EUR  9,051 Citibank, N.A. 09/26/2024 (69)
USD 5,705 CHF  5,032 HSBC Bank USA, N.A. 08/22/2024 (43)
USD 5,628 EUR  5,250 HSBC Bank USA, N.A. 08/22/2024 (60)
USD 5,528 JPY  880,700 HSBC Bank USA, N.A. 08/22/2024 (371)
USD 2,165 AUD  3,309 State Street Bank & Trust Co. 08/22/2024 –
USD 73,199 EUR  67,906 State Street Bank & Trust Co. 09/26/2024 (489)
(1,287)
Net Unrealized Appreciation (Depreciation)
$18
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
Euro-Bobl Future 82 Sep-24 $ (10,428) $ (89) $ (89)
Euro-Bund Future 77 Sep-24 (11,144) (268) (268)
Euro-Schatz Future 86 Sep-24 (9,873) (42) (42)
U.S. 10-Year Ultra Future 609 Sep-24 (70,387) (1,797) (1,797)
U.S. Long Bond Future 29 Sep-24 (3,503) (77) (77)
U.S. Treasury 10-Year Note Future 67 Sep-24 (7,491) (43) (43)
U.S. Treasury 2-Year Note Future 26 Sep-24 (5,340) (5) (5)
U.S. Treasury 5-Year Note Future 795 Sep-24 (85,773) (1,389) (1,389)
U.S. Ultra Bond Future 5 Sep-24 (640) (13) (13)
a a
Total Futures
$(3,723)